Financial Instruments (Details) - Schedule of Sensitivity Test to Changes in Interest Rate Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
1% increase in market price [Member]
Schedule of Sensitivity Test to Changes in Interest Rate Risk [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk		$ (13)
1% decrease in market price [Member]
Schedule of Sensitivity Test to Changes in Interest Rate Risk [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk		13
5% increase in NIS [Member]
Schedule of Sensitivity Test to Changes in Interest Rate Risk [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	(454)	(57)
5% decrease in NIS [Member]
Schedule of Sensitivity Test to Changes in Interest Rate Risk [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	454	57
5% increase in Euro [Member]
Schedule of Sensitivity Test to Changes in Interest Rate Risk [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	(271)	(389)
5% decrease in Euro [Member]
Schedule of Sensitivity Test to Changes in Interest Rate Risk [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	$ 271	$ 389